Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details Narrative) - USD ($)								1 Months Ended																2 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 09, 2020	Jan. 15, 2020	Aug. 21, 2019	May 14, 2019	Feb. 01, 2019	Jun. 01, 2018	Jul. 31, 2020	Jun. 30, 2020	Jun. 18, 2020	Apr. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 23, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 25, 2019	May 25, 2018	Oct. 30, 2017	Oct. 24, 2017	Feb. 29, 2020	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 28, 2020	May 25, 2019
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized														10,000,000												10,000,000		10,000,000	10,000,000
Common stock, shares issued														1,447,864												2,910,074		2,201,603	1,447,864
Preferred stock, par value (in Dollars per share)														$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued																										1,223,279		1,324,022
Preferred stock, shares outstanding																										1,223,279		1,324,022
Beneficial ownership limitation																				4.99%
Common stock, par value (in Dollars per share)														$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001
Warrants exerciseable																												381,293
Exercise price (in Dollars per share)																												$ 10.68
Shares issued proceeds (in Dollars)
Conversion of shares									12,560
Number of shares issued upon conversion																												175,422
Accrued penalty amount (in Dollars)														$ 2,238,314															$ 2,238,314
Accrued expenses (in Dollars)																												$ 308,798
Common stock, shares authorized														100,000,000												100,000,000		100,000,000	100,000,000
Common stock, shares outstanding														1,447,864												2,910,074		2,201,603	1,447,864
Authorized common stock, prior to reverse stock split				100,000,000
Reverse recapitalization, description																			the Company was deemed to issue 699,152 shares of common stock and 389,036 shares of Series D preferred stock that were held by the RGI shareholders just prior to the Merger. Additional paid in capital was credited by $3,889,219 and noncontrolling interest was charged $1,591,221 to remove it pursuant to the reverse recapitalization.
Compensation expense (in Dollars)																												$ 12,665
Restricted common stock shares										221,600
Proceeds from notes payable (in Dollars)																										$ 250,000		$ 398,545	$ 45,005
Contributed capital, description																			Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 on March 31, 2019. Of these notes, two notes totaling $200,000 were held by its shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into Pre-Merger Recruiter.com preferred stock at any time after Pre-Merger Recruiter.com offered its preferred stock for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com. On March 31, 2019, the notes and related accrued interest totaling $322,554, were cancelled in connection with the Merger. This amount has been credited to paid-in capital of the Company as part of the credit of $706,501.
Notes and accrued interest cancelled pursuant to merger (in Dollars)																			$ 706,501										706,501
Exercise price (in Dollars per share)																															$ 5.00
Beneficial conversion feature of preferred stock dividends (in Dollars)																													70,205
Accrued dividends (in Dollars)														$ 70,205															70,205	$ 278,236
Convertible Notes Payable
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued																												24,000
Proceeds from notes payable (in Dollars)																												$ 91,600
Accrued Interest (in Dollars)																												$ 4,400
SecuritiesPurchaseAgreementMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Warrants issued																															147,657
Exercise price (in Dollars per share)																															$ 5.00
Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares authorized																												12,500,000
Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares authorized																												100,000,000
Equity Option [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares issued																			389,036
Warrants exerciseable																												381,293
MrSohnMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Compensation expense (in Dollars)																												$ 12,665	139,316
Common stock, description										The RSUs will vest over a two-year period from the date of the Uplisting in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Uplisting takes place, subject to Mr. Sohn serving as an executive officer of the Company on each applicable vesting date, provided that the RSUs shall vest in full immediately upon the termination of Mr. Sohn’s employment by the Company without Cause (as defined in the Employment Agreement). The RSU award has been valued at $1,662,000 and compensation expense will be recorded over the estimated vesting period. We recognized compensation expense of $322,478 during the year ended December 31, 2020, respectively. The shares have not been issued at December 31, 2020
consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Compensation expense (in Dollars)																												$ 250,000	93,750
consultantsMember | Equity Option [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Number of RSU's vested															25,400
Investor [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Gross proceeds (in Dollars)																	$ 150,000
Agreement, description																			Each of the series of preferred stock and warrants required us to reserve shares of common stock in the amount equal to two times the common stock issuable upon conversion of the preferred stock and exercise of the warrants. We did not comply in part due to our attempts to manage the Delaware tax which increases to a maximum of $200,000 as the authorized capital increases without the simultaneous increase in the number of shares outstanding. In May 2020 following stockholder approval at a special meeting the Company effected a reincorporation from Delaware to Nevada and a simultaneous increase in our authorized common stock from 31,250,000 shares to 100,000,000 shares, which we expect will be sufficient to meet the reserve requirements. As of December 31, 2019, we estimated that we owed approximately $6 million in penalties (prior to any waivers of penalties) to holders of preferred stock. Subsequent to December 31, 2019, we have received waivers from a substantial number of the preferred shareholders with respect to these penalties. We have agreed to issue to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock (valued at $1,929,516) as consideration for the waivers. We have accrued this cost at December 31, 2019. Additionally, certain holders of Series E and Series F Preferred Stock have not waived the penalties. We have accrued $308,893 at December 31, 2019 related to these Series E and Series F Preferred holders. Because of our ongoing liquidity problems, we will be required to cease operations if faced with material payment requests from investors who did not agree to waive the penalties.
RestrictedCommonStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Compensation expense (in Dollars)																													$ 139,316
ContributedCapitalsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares issued																												625,000
Shares issued																												87,500
Contributed capital, description																												Pre-Merger Recruiter.com had issued three notes aggregating $250,000. Of these notes, two notes totaling $150,000 were held by its shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com.
Common stock value (in Dollars)																												$ 752,500
Trading price (in Dollars per share)																												$ 8.60
Accrued Fees (in Dollars)																		$ 187,500
Contributed Capital (in Dollars)																														65,000
Common Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock convertible into common stock																			3,875,000	3,875,000
Common stock, shares issued				12,500,000																		625,000										625,000
Shares issued proceeds (in Dollars)																												$ 13
Stock issued during merger																													444
Common stock issued upon conversion														200,072													15,704	15,704	200,072
Agreement, description			the Company entered into a consulting agreement with a term of six months. Pursuant to the agreement the Company agreed to issue 24,000 shares of restricted common stock, plus a payment of $15,000. The shares are fully vested upon issuance and have been valued at $75,000, based on the quoted market price of our common stock on the grant date. The shares were issued on April 3, 2020. We have recorded compensation expense of $75,000 for the share portion of the agreement and expense of $15,000 for the cash portion during the year ended December 31, 2020.
Restricted common stock for services					180,468	17,370
Options vested date					Feb. 01, 2020	Feb. 01, 2020
Common stock, description								the Company issued 12,000 shares of its common stock pursuant to a consulting agreement entered into in June 2020. The shares are fully vested upon issuance. The shares have been valued at $34,200 based on the quoted market price of our common stock. This expense was accrued at June 30, 2020.
Notes and accrued interest cancelled pursuant to merger (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)
Common Stock | MrSohnMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Stock portion awards value (in Dollars)					$ 2,707,019
Common Stock | consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Restricted common stock for services															125,000
Stock portion awards value (in Dollars)															$ 343,750
RestrictedCommonStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Agreement, description			the Company entered into a consulting agreement with a term of three months. Pursuant to the agreement the Company agreed to issue 12,000 shares of restricted common stock, earned monthly over the three-month term of the agreement. The shares are fully vested upon issuance and have been valued at $45,500, based on the quoted market price of our common stock on the vesting dates. The shares were issued on April 3, 2020. We have recorded compensation expense of $45,500 during year ended December 31, 2020.
Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																												10,000,000
Preferred stock, par value (in Dollars per share)																												$ 0.0001
Preferred stock, shares issued																												1,324,022
Preferred stock, shares outstanding														1,329,300															1,329,300
Noncontrolling Interest [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued proceeds (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)																													$ 70,205	278,236
Retained Earnings/Accumulated Deficit
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued proceeds (in Dollars)
Notes and accrued interest cancelled pursuant to merger (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)
Additional Paid-in Capital
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued proceeds (in Dollars)																												$ (13)
Notes and accrued interest cancelled pursuant to merger (in Dollars)																													706,501
Beneficial conversion feature of preferred stock dividends (in Dollars)
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Dividend yield rate																												0.00%
Risk-free interest rate																												0.22%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												2 years 339 days
Expected volatility rate																												252.00%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsMember | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												3 years
Expected volatility rate																												341.00%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Dividend yield rate																												0.00%
Risk-free interest rate																												0.22%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												2 years 339 days
Expected volatility rate																												252.00%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsOneMember | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												3 years
Expected volatility rate																												341.00%
ConvertibleDebentureWarrantsAndPlacementAgentWarrantsTwoMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												2 years 146 days
Dividend yield rate																												0.00%
Expected volatility rate																												228.00%
Risk-free interest rate																												0.15%
SeriesA1ConvertibleRedeemablePreferredStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																					600,000
Preferred stock, par value (in Dollars per share)																					$ 1.00
Beneficial ownership limitation																					4.99%
Common stock issued upon conversion																					2.5
Investors paid (in Dollars)							$ 300,000
Warrants to purchase							300,000
Dividends rate																					10.00%
Exercise price (in Dollars per share)							$ 2.00
Common stock in exchange price (in Dollars)							$ 300,000
Expected term							5 years
Series D Preferred stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized														2,000,000						2,000,000						2,000,000		2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)														$ 0.0001						$ 20						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued														454,546												444,587		527,795	454,546
Preferred stock, shares outstanding														454,546												444,587		527,795	454,546
Beneficial ownership limitation																				4.99%
Common stock, par value (in Dollars per share)																				$ 4.00
Issued reverse recapitalization																												389,036
Description of securities purchase agreement		the Company sold 1,375 Series D preferred stock units (the “Units”) at a purchase price of $18.1818 per Unit, taking into account a 10% discount, each Unit consisting of one share of Series D Preferred Stock and a warrant to purchase 1.00 shares of common stock, subject to adjustment as provided for therein. The Series D Preferred Stock sold in the financing converts into a minimum of 6,876 shares of common stock. The Company received gross proceeds of $25,000 from the sale of the Units. The 3,438 warrants are exercisable for five years from the issuance date at an exercise price of $12.00 per share, subject to adjustment as provided for therein.																	the Company entered into a Securities Purchase Agreement, dated March 31, 2019 (the “Securities Purchase Agreement”) by and among the Company and the investors listed therein (the “Investors”). Pursuant to the Securities Purchase Agreement the Company sold in a private placement a total of 31,625 units (the “Units”) at a purchase price of $18.1818 per unit, or $575,000, taking into account a 10% discount. Each Unit consists of (i) one share of Series D Preferred Stock, and (ii) a warrant to purchase 1.00 shares of the Company’s common stock, subject to adjustment as provided for therein. The shares of Series D Preferred Stock sold in the financing convert into a minimum of 158,126 shares of the Company’s common stock. The Company received net proceeds from the sale of the Units of $434,997 after offering costs of $35,003 and direct payment of other Company obligations of $105,000. Two of the Investors have previously invested in the Company’s preferred stock.
Conversion of stock, description																	In May and June 2019, we sold an additional 29,975 Units, each Unit consisting of one share of our Series D Preferred Stock and 6.25 warrants, (aggregate 187,344 warrants) for gross proceeds of $545,000.
Shares issued																	29,975
Shares issued proceeds (in Dollars)																	$ 545,000
Common stock issued upon conversion	44,000								62,800			64,500				24,200		25,000
Conversion of shares												12,900				4,840		5,000
Additional shares issued																												106,134
Number of shares issued upon conversion									62,800																			265,391
Preferred shares converted									12,560
Stock issued during merger
Common stock issued upon conversion
Ownership limitation, percentage																				4.99%
Shares issued																												389,036
Value of shares issued (in Dollars)																											$ 1,929,516
Aggregate additional shares																											106,134
Shares of preferred stock	8,800
Notes and accrued interest cancelled pursuant to merger (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)
Redeemable preferred stock (in Dollars)																												$ 2,106,117
Other debt, net of discount (in Dollars)																												$ 93,846
Series D Preferred stock | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Exercise price (in Dollars per share)																												$ 12.00
Series D Preferred stock | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Exercise price (in Dollars per share)																												$ 4.00
Fair value of allocated shares (in Dollars)																												$ 26,465
Dividend yield rate																												0.00%
Expected volatility rate																												860.00%
Risk-free interest rate																												0.34%
Series D Preferred stock | consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued																									13,750
Common stock issued upon conversion																		25,000
Conversion of shares																		5,000
Series D Preferred stock | consultantsMember | Warrant
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Warrants issued																									85,938
Series D Preferred stock | consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued																	13,750
Shares issued proceeds (in Dollars)																	$ 250,000
Series D Preferred stock | Common Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Number of shares issued upon conversion								44,000
Preferred shares converted	8,800							8,800
Series D Preferred stock | Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued												64,500				24,200
Conversion of shares												12,900				4,840
Series D Preferred stock | Warrant
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Warrants exerciseable																			79,063
Exercisable term																			5 years
Exercise price (in Dollars per share)														$ 12.00					$ 12.00										$ 12.00
Shares issued																	187,344
Warrants issued																			900,000
Exercise price (in Dollars per share)																			$ 2.00
Series D Preferred stock | Warrant | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												3 years 73 days
Expected volatility rate																												230.00%
Risk-free interest rate																												0.17%
Series D Preferred stock | Warrant | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												4 years 146 days
Expected volatility rate																												340.00%
Risk-free interest rate																												0.36%
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																							102,100
Preferred stock, par value (in Dollars per share)																							$ 20.00
Conversion of stock, description																						On October 30, 2017 holders of RGI’s outstanding 4% Convertible Notes converted their 4% Convertible Notes and accrued interest into 102,100 shares of Series C Preferred Stock.
Dividends rate																							10.00%
Series of convertible shares																							5
SeriesC1ConvertibleRedeemablePreferredStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																							18,839
Preferred stock, par value (in Dollars per share)																							$ 5.00
Conversion of stock, description																						On October 30, 2017 holders of RGI’s 10% Convertible Notes converted their 10% Convertible Notes and accrued interest into 18,839 shares of Series C-1 Preferred Stock.
Dividends rate																							10.00%
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																							700,000
Beneficial ownership limitation																							4.99%
Gross proceeds (in Dollars)																						$ 471,373
Common stock issued upon conversion																							2.5
Preferred stock conversion price (in Dollars per share)																							$ 1.00
Investors paid (in Dollars)																						$ 600,000
Purchase of shares																						600,000
Warrants to purchase																						600,000
Payables and professional fees (in Dollars)																						$ 128,627
Dividends rate																							10.00%
Exercise price (in Dollars per share)																							$ 2.00
Beneficial conversion preferred shares (in Dollars)																												$ 12,000
Series F Preferred Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized														200,000						200,000						200,000		200,000	200,000
Preferred stock, par value (in Dollars per share)														$ 0.0001						$ 20						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued														139,768												46,847		64,382	139,768
Preferred stock, shares outstanding														139,768												46,847		64,382	139,768
Beneficial ownership limitation																				4.99%
Common stock, par value (in Dollars per share)																				$ 4.00
Shares issued proceeds (in Dollars)
Number of shares issued upon conversion																												81,196
Stock issued during merger
Common stock issued upon conversion
Stock issued for asset purchase																			200,000
Shares issued											55,571	321,366	321,366											321,366
Notes and accrued interest cancelled pursuant to merger (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)
Series F Preferred Stock | consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued																													301,160
Conversion of shares											11,114	64,272	64,272																60,232
Series F Preferred Stock | Common Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock issued upon conversion											55,571									1,000,000				321,366					301,160
Conversion of shares											11,114													64,272					60,232
SeriesCAndSeriesC1ConvertibleRedeemablePreferredStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Non controlling interest (in Dollars)														$ 23,852								701,732							$ 23,852	$ 1,146,265
Carrying value of debt (in Dollars)																						$ 701,732
Redemption series C and series C-1, description																						Subject to the prior conversion, the total redemption price if redeemed after two years from issuance is equal to the amount of the principal and accrued interest on the 4% Convertible Notes and 10% Convertible Notes due as of the closing date plus potential additional amounts.
Series E Preferred Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized														775,000					775,000	775,000						775,000		775,000	775,000
Percentage of common stock																			90.00%
Voting power percentage																			50.00%
Preferred stock, par value (in Dollars per share)														$ 0.0001						$ 20						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued														734,986												731,845		731,845	734,986
Preferred stock, shares outstanding														734,986												731,845		731,845	734,986
Common stock, par value (in Dollars per share)																				$ 4.00
Shares issued proceeds (in Dollars)
Common stock issued upon conversion													15,704
Conversion of shares													3,141
Stock issued during merger																			775,000
Common stock issued upon conversion																											(3,141)	(3,141)	(40,014)
Notes and accrued interest (in Dollars)																			$ 383,947
Notes and accrued interest cancelled pursuant to merger (in Dollars)
Beneficial conversion feature of preferred stock dividends (in Dollars)
Series E Preferred Stock | Common Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Conversion of shares													3,141	40,014
Common stock issued upon conversion														200,072
Series E Preferred Stock | Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued													15,704
Conversion of shares														40,014
Common Stock
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares issued				12,500,000
Common stock, par value (in Dollars per share)														$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued upon conversion																										71,485
Common stock, shares authorized														100,000,000												100,000,000		100,000,000	100,000,000
Common stock, shares outstanding														1,447,864												2,910,074		2,201,604	1,447,864
Common Stock | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares issued																												100,000,000
Common Stock | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Common stock, shares issued																												12,500,000
Common Stock | MrSohnMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Stock portion awards value (in Dollars)						$ 151,981
Common Stock | consultantsMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Shares issued proceeds (in Dollars)																	$ 240,000
Settlement Amount (in Dollars)																	$ 10,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Percentage of common stock																			90.00%
Common stock, shares issued																			625,000	625,000
SeriesDPreferredStockOneMember | Warrant
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Dividend yield rate																												0.00%	0.00%
Expected volatility rate																													366.00%
Risk-free interest rate																													1.655%
SeriesDPreferredStockOneMember | Warrant | Minimum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																													4 years 3 months
SeriesDPreferredStockOneMember | Warrant | Maximum [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																													4 years 153 days
RestrictedCommonStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Compensation expense (in Dollars)																												$ 318,474	$ 2,388,545
SeriesA1PreferredStockMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Expected term																												5 years
Fair value of allocated shares (in Dollars)																												$ 288,000
Beneficial conversion preferred shares (in Dollars)																												$ 300,000
Dividend yield rate																												0.00%
Expected volatility rate																												380.00%
Risk-free interest rate																												2.74%
SeriesBConvertiblePreferredStocksMember
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) [Line Items]
Preferred stock, shares authorized																							1,875,000